Loans And Allowance For Credit Losses (Summary Of Impaired Loans, Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 2,031,868		¥ 1,893,098	[1]
Unpaid principal balance	2,219,889		2,113,742	[1]
Related allowance	872,153		743,895	[1]
Average recorded loan balance	1,958,127		1,866,000		1,717,000
Recognized interest income	39,230		42,000		33,400
Impaired loans held for sales			4,726
Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	319,679	[2]	301,303	[1],[2]
Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,712,189		1,591,795	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,324,672		1,208,080
Unpaid principal balance	1,387,029		1,282,887
Related allowance	616,769		521,797
Average recorded loan balance	1,270,856
Recognized interest income	21,356
Commercial [Member] | Domestic [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	279,330	[2]	265,039	[2]
Commercial [Member] | Domestic [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,045,342		943,041
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	358,478		302,489
Unpaid principal balance	376,393		311,359
Related allowance	187,081		139,522
Average recorded loan balance	333,409
Recognized interest income	5,656
Commercial [Member] | Domestic, Manufacturing [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	56,268	[2]	45,046	[2]
Commercial [Member] | Domestic, Manufacturing [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	302,210		257,443
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	55,836		73,336
Unpaid principal balance	60,498		78,027
Related allowance	19,986		31,626
Average recorded loan balance	63,215
Recognized interest income	1,370
Commercial [Member] | Domestic, Construction [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	22,034	[2]	22,244	[2]
Commercial [Member] | Domestic, Construction [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	33,802		51,092
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	163,339		182,979
Unpaid principal balance	176,520		207,373
Related allowance	52,165		56,099
Average recorded loan balance	173,739
Recognized interest income	2,476
Commercial [Member] | Domestic, Real Estate [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	50,982	[2]	64,139	[2]
Commercial [Member] | Domestic, Real Estate [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	112,357		118,840
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	176,606		172,725
Unpaid principal balance	182,044		186,939
Related allowance	74,707		68,946
Average recorded loan balance	176,047
Recognized interest income	3,203
Commercial [Member] | Domestic, Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	36,378	[2]	36,066	[2]
Commercial [Member] | Domestic, Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	140,228		136,659
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	368,688		284,967
Unpaid principal balance	375,464		295,069
Related allowance	192,671		144,049
Average recorded loan balance	326,440
Recognized interest income	5,239
Commercial [Member] | Domestic, Wholesale and Retail [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	69,051	[2]	49,312	[2]
Commercial [Member] | Domestic, Wholesale and Retail [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	299,637		235,655
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,671		9,858
Unpaid principal balance	11,777		11,993
Related allowance	2,314		1,658
Average recorded loan balance	9,812
Recognized interest income	85
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	253	[2]	6,266	[2]
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,418		3,592
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	51,611		57,925
Unpaid principal balance	54,063		59,482
Related allowance	23,278		26,416
Average recorded loan balance	55,387
Recognized interest income	1,152
Commercial [Member] | Domestic, Communication And Information Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	12,534	[2]	12,572	[2]
Commercial [Member] | Domestic, Communication And Information Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	39,077		45,353
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	63,101		51,274
Unpaid principal balance	63,336		51,981
Related allowance	40,484		30,931
Average recorded loan balance	57,612
Recognized interest income	927
Commercial [Member] | Domestic, Other Industries [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	8,918	[2]	8,246	[2]
Commercial [Member] | Domestic, Other Industries [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	54,183		43,028
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	77,342		72,527
Unpaid principal balance	86,934		80,664
Related allowance	24,083		22,550
Average recorded loan balance	75,195
Recognized interest income	1,248
Commercial [Member] | Domestic, Consumer [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	22,912	[2]	21,148	[2]
Commercial [Member] | Domestic, Consumer [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	54,430		51,379
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	154,426		133,599
Unpaid principal balance	155,433		134,294
Related allowance	89,049		66,066
Average recorded loan balance	138,900
Recognized interest income	1,016
Commercial [Member] | Foreign, Excluding UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	177	[2]	1,157	[2]
Commercial [Member] | Foreign, Excluding UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	154,249		132,442
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	34,550		37,272
Unpaid principal balance	56,054		60,799
Related allowance	10,704		11,826
Average recorded loan balance	35,307
Recognized interest income	1,983
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	78	[2]	147	[2]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	34,472		37,125
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	326,962		307,231
Unpaid principal balance	406,740		393,742
Related allowance	102,892		87,450
Average recorded loan balance	318,512
Recognized interest income	6,549
Residential [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	23,513	[2]	29,527	[2]
Residential [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	303,449		277,704
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	146,789		151,719
Unpaid principal balance	164,659		173,568
Related allowance	47,418		46,963
Average recorded loan balance	149,255
Recognized interest income	6,972
Card [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,666	[2]	1,766	[2]
Card [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	145,123		149,953
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	44,469		55,197
Unpaid principal balance	49,974		68,452
Related allowance	5,321		9,793
Average recorded loan balance	45,297
Recognized interest income	1,354
UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	14,915	[2]	3,667	[2]
UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 29,554		¥ 51,530

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million.
[2]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.